Taxation - Components of Aggregate Deferred Tax Assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets-current
Education expense	¥ 118	¥ 349
Accrued expenses and others	1,328	546
Total current deferred tax assets	1,446	895
Less: Valuation allowance	(1,446)	(895)
Total current deferred tax assets, net	0	0
Deferred tax assets-non-current
Loss carry-forward	16,920	14,168
Total non-current deferred tax assets	16,920	14,168
Less: Valuation allowance	(16,920)	(14,168)
Total non-current deferred tax assets, net	¥ 0	¥ 0